Income taxes	12 Months Ended
Oct. 31, 2021
Major components of tax expense (income) [abstract]
Income taxes [Text Block]

15. Income taxes

(a) The Company has non-capital losses of approximately $33.6 million available to reduce future taxable income, the benefit of which has not been recognized in these consolidated financial statements. At October 31, 2021, the tax losses expire as follows:

	Canada	Other foreign	Total
2026	$1,939,567	$-	$1,939,567
2027	1,631,024	-	1,631,024
2028	-	-	-
2029	1,671,583	143,221	1,814,804
2030	2,255,401	1,880,897	4,136,298
2031	1,358,809	18,526	1,377,335
2032	1,505,914	325,793	1,831,707
2033	1,825,316	157,463	1,982,779
2034	2,640,613	679,089	3,319,702
2035	2,984,122	570,901	3,555,023
2036	3,502,035	441,019	3,943,054
2037	2,803,481	232,719	3,036,200
2038	1,895,257	317	1,895,574
2039	1,695,389	-	1,695,389
2040	531,199	-	531,199
2041	989,523	-	989,523
	$29,229,232	$4,449,945	$33,679,177

(b) In addition, the Company has available capital loss carry forwards of approximately $1.3 million to reduce future taxable capital gains, the benefit of which has not been recognized in these consolidated financial statements. Capital losses carry forward indefinitely.

(c) Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	2021	2020	2019
Non-capital losses and other	$8,924,982	$8,232,346	$8,073,286
Capital losses	178,808	166,316	175,090
Property, equipment, patents and deferred costs	1,794,285	1,666,788	1,668,632
	$10,898,075	$10,065,450	$9,917,008
Deferred tax asset not recognized	(10,898,075)	(10,065,450)	(9,917,008)
	$-	$-	$-

As at October 31, 2021 and 2020, the Company assessed that it is not probable that sufficient taxable profit will be available to use deferred income tax assets based on operating losses in prior years; therefore, there are no balances carried in the consolidated statements of financial position for such assets.

(d) The reconciliation of income tax attributed to continuing operations computed at the statutory tax rates to income tax expense is as follows:

	2021	2020	2019
Loss before income taxes	$(1,012,978)	$(1,245,393)	$(2,832,864)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$(268,439)	$(330,029)	$(750,709)
Non-deductible expenses and other items	80,462	143,550	270,610
Effect of exchange rate on deferred tax assets carried forward and other	(644,649)	38,037	4,269
Change in deferred tax assets not recognized	832,626	148,442	475,830
	$-	$-	$-